UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential MoneyMart Assets, Inc. (f/k/a MoneyMart Assets, Inc.)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2010

Date of reporting period:	4/30/2010

Item 1.	Schedule of Investments

Prudential MoneyMart Assets, Inc.

Schedule of Investments

as of April 30, 2010 (Unaudited)

Principal Amount (000) Description		Value
Certificates of Deposit 20.3%
	Bank of America N.A., Sr. Unsec’d. Notes, MTN
$6,000	0.289%, 5/24/10(a)	$6,000,000
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
26,000	0.210%, 5/04/10	26,000,000
	BNP Paribas ASA/New York
40,000	0.240%, 5/20/10	40,000,000
	JPMorgan Chase Bank, NA
19,000	0.190%, 5/13/10	19,000,000
	Royal Bank of Scotland PLC (The)
10,000	0.856%, 5/19/10(a)	10,000,000
	State Street Bank and Trust Co.
7,000	0.220%, 5/19/10	7,000,000
	Sumitomo Mitsui Banking Corp./New York
10,000	0.220%, 5/06/10	10,000,000
	Mitsubishi UFJ Trust & Banking Corp.
10,000	0.260%, 5/05/10	10,000,000
	UBS AG
45,000	0.210%, 5/14/10	45,000,000
	UniCredito Italiano/New York
6,000	0.245%, 5/07/10	6,000,000

		179,000,000

Commercial Paper(d) 37.6%
	BlackRock, Inc., 144A
9,000	0.220%, 5/14/10	8,999,285
	BPCE SA, 144A
23,000	0.245%, 5/13/10	22,998,122
22,000	0.250%, 5/10/10	21,998,625
	E.ON AG, 144A
20,000	0.240%, 6/21/10	19,993,200
	GDF SUEZ, 144A
5,200	0.240%, 5/21/10	5,199,307
	Intesa Funding LLC
19,000	0.200%, 5/06/10	18,999,472
20,000	0.230%, 5/07/10	19,999,233
	Nordea North America
15,000	0.190%, 5/03/10	14,999,841
	Old Line Funding LLC
28,292	0.220%, 5/11/10	28,290,271
	Philip Morris International, Inc., 144A
15,000	0.220%, 5/12/10	14,998,992
	Prudential PLC, 144A
5,000	0.250%, 5/05/10	4,999,889

	Rabobank USA Financial Corp.
40,000	0.200%, 6/02/10	39,992,889
	Societe Generale North America, Inc.
40,000	0.240%, 5/03/10	39,999,467
	Standard Chartered Bank, 144A
15,000	0.270%, 5/17/10	14,998,200
	Straight-A Funding LLC, 144A
31,000	0.190%, 5/17/10	30,997,382
	Total Capital Canada Ltd., 144A
4,000	0.280%, 7/14/10	3,997,698
10,000	0.280%, 7/16/10	9,994,089
	UniCredit Delaware, Inc., 144A
10,000	0.250%, 5/04/10	9,999,791

		331,455,753

Other Corporate Obligations 8.4%
	Bank of America Corp., Sr. Unsec’d. Notes
10,000	0.280%, 5/10/10(a)	10,000,000
	Bank of America N.A., Sr. Notes
15,000	0.364%, 5/27/10(a)	15,000,000
	Bank of America N.A., MTN
20,000	0.378%, 7/29/10(a)	20,000,000
	Citigroup Funding, Inc., MTN
25,000	0.438%, 7/30/10(a)(e)	25,000,000
	Metropolitan Life Global Funding, Inc., Sr. Sec’d. Notes, 144A, MTN (original cost $4,010,980; purchased 1/06/10)
4,000	1.034%, 6/25/10(a)(b)	4,003,660

		74,003,660

U.S. Government Agency Obligations 20.3%
	Federal Home Loan Bank
50,000	0.140%, 5/14/10(c)	49,997,291
10,000	0.161%, 5/20/10(a)	9,996,278
25,000	0.170%, 5/05/10(c)	24,999,528
5,000	0.375%, 1/06/11	4,998,982
5,000	0.400%, 1/04/11	4,999,476
	Federal Home Loan Mortgage Corp.
40,000	0.232%, 5/24/10(a)	39,997,521
17,497	0.400%, 1/10/11(c)	17,447,249
	Federal National Mortgage Association
6,500	0.180%, 6/09/10(c)	6,498,733
20,000	0.199%, 5/05/10(a)	19,998,175

		178,933,233

Repurchase Agreements 13.5%
	Banc of America Securities, Inc.
35,000	0.220%, dated 4/30/10, due 5/3/10 in the amount of $35,000,642 (cost $35,000,000; the value of the collateral including accrued interest was $35,700,001)(f)	35,000,000
	Morgan Stanley & Co.
83,308	0.210%, dated 4/30/10, due 5/03/10 in the amount of $83,309,458; (cost $83,308,000; the value of the collateral including accrued interest was $84,974,862)(f)	83,308,000

		118,308,000

	Total Investments 100.1% (amortized cost $881,700,646)(g)	881,700,646
	Liabilities in excess of other assets (0.1%)	(882,191)

	Net Assets 100.0%	$880,818,455

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN—Medium Term Note

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at April 30, 2010.
(b)	Indicates a restricted security, the aggregate original cost of such security is $4,010,980. The aggregate value of $4,003,660 is approximately 0.5% of net assets.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	FDIC—Guaranteed issued under temporary liquidity guarantee program.
(f)	Repurchase agreements are collateralized by United States Treasury or Federal Agency obligations.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$179,000,000	$—
Commerical Paper	—	331,455,753	—
Other Corporate Obligations	—	74,003,660	—
U.S. Government Agency Obligations	—	178,933,233	—
Repurchase Agreements	—	118,308,000	—

Total	$—	$881,700,646	$—

As of April 30, 2010 and July 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential MoneyMart Assets, Inc. (f/k/a MoneyMart Assets, Inc.)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date June 24, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 24, 2010

*	Print the name and title of each signing officer under his or her signature.